Expense Example, No Redemption - Class A C [Member] - John Hancock Money Market Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 50
Expense Example, No Redemption, 3 Years	379
Expense Example, No Redemption, 5 Years	731
Expense Example, No Redemption, 10 Years	$ 1,520